Guarantor Subsidiaries (Schedule Of Guarantor Subsidiaries - Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash and cash equivalents	$ 38,081	$ 49,917	$ 112,416	$ 3,628
Accounts receivable, less allowances	77,924	112,999
Inventories	8,668	7,728
Current deferred income taxes	12,540	15,098
Prepaid income taxes	2,131	770
Prepaid expenses	11,409	10,285
Total current assets	150,753	196,797
Investments of deferred compensation plans	31,629	28,304
Properties and equipment, at cost, less accumulated depreciation	82,951	79,292
Identifiable intangible assets less accumulated amortization	58,262	57,858
Goodwill	460,633	458,343
Other assets	11,677	9,567
Total Assets	795,905	830,161	819,470
Accounts payable	48,225	55,829
Income taxes	90	1,161
Accrued insurance	37,147	36,492
Accrued compensation	41,087	39,719
Other current liabilities	18,851	16,141
Total current liabilities	145,400	149,342
Deferred income taxes	29,463	25,085
Long-term debt	166,784	159,208
Deferred compensation liabilities	30,693	27,851
Other liabilities	9,881	6,626
Stockholders' equity	413,684	462,049
Total liabilities and stockholders' equity	795,905	830,161
Parent Company [Member]
Cash and cash equivalents	32,470	45,324	109,331	65
Accounts receivable, less allowances	606	802
Current deferred income taxes	(650)	(688)
Prepaid income taxes	(114)	2,787
Prepaid expenses	503	782
Total current assets	32,815	49,007
Properties and equipment, at cost, less accumulated depreciation	11,641	12,513
Other assets	7,616	6,049
Investments in subsidiaries	793,277	716,815
Total Assets	845,349	784,384
Accounts payable	(683)	4,924
Intercompany payables	269,042	167,067
Income taxes		(7,190)
Accrued insurance	489	906
Accrued compensation	3,828	4,235
Other current liabilities	1,719	1,549
Total current liabilities	274,395	171,491
Deferred income taxes	(12,330)	(11,356)
Long-term debt	166,784	159,208
Other liabilities	2,816	2,992
Stockholders' equity	413,684	462,049
Total liabilities and stockholders' equity	845,349	784,384
Guarantor Subsidiaries [Member]
Cash and cash equivalents	(1,422)	(1,571)	(1,221)	202
Accounts receivable, less allowances	76,816	111,716
Intercompany receivables	273,413	172,426
Inventories	8,032	7,191
Current deferred income taxes	13,059	15,666
Prepaid income taxes	1,689	(1,809)
Prepaid expenses	10,757	9,244
Total current assets	382,344	312,863
Properties and equipment, at cost, less accumulated depreciation	68,755	64,743
Identifiable intangible assets less accumulated amortization	58,262	57,858
Goodwill	456,183	453,864
Other assets	1,552	1,343
Investments in subsidiaries	21,148	18,696
Total Assets	988,244	909,367
Accounts payable	48,490	50,457
Income taxes		8,745
Accrued insurance	36,658	35,586
Accrued compensation	36,655	35,016
Other current liabilities	15,728	13,447
Total current liabilities	137,531	143,251
Deferred income taxes	51,601	45,168
Other liabilities	4,630	3,123
Stockholders' equity	794,482	717,825
Total liabilities and stockholders' equity	988,244	909,367
Non-Guarantor Subsidiaries [Member]
Cash and cash equivalents	7,033	6,164	4,306	3,361
Accounts receivable, less allowances	502	481
Inventories	636	537
Current deferred income taxes	131	120
Prepaid income taxes	556	(208)
Prepaid expenses	149	259
Total current assets	9,007	7,353
Investments of deferred compensation plans	31,629	28,304
Properties and equipment, at cost, less accumulated depreciation	2,555	2,036
Goodwill	4,450	4,479
Other assets	2,509	2,175
Total Assets	50,150	44,347
Accounts payable	418	448
Intercompany payables	4,371	5,359
Income taxes	90	(394)
Accrued compensation	604	468
Other current liabilities	1,404	1,145
Total current liabilities	6,887	7,026
Deferred income taxes	(9,808)	(8,727)
Deferred compensation liabilities	30,693	27,851
Other liabilities	2,435	511
Stockholders' equity	19,943	17,686
Total liabilities and stockholders' equity	50,150	44,347
Consolidating Adjustments [Member]
Intercompany receivables	(273,413)	(172,426)
Total current assets	(273,413)	(172,426)
Investments in subsidiaries	(814,425)	(735,511)
Total Assets	(1,087,838)	(907,937)
Intercompany payables	(273,413)	(172,426)
Total current liabilities	(273,413)	(172,426)
Stockholders' equity	(814,425)	(735,511)
Total liabilities and stockholders' equity	$ (1,087,838)	$ (907,937)